FINANCIAL RISK MANAGEMENT (Narrative) (Details) $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Jul. 01, 2016
Statement [Line Items]
Proportion of advance payments of receivables	90.00%
Undrawn borrowing facilities	$ 10,000
Interest rate risk [Member]
Statement [Line Items]
Confidence interval	1.00%
Value at risk	$ 88
Canadian dollars per US dollar [Member]
Statement [Line Items]
Closing foreign exchange rate	1.259	1.345	1.3052
Mexican pesos per US dollar [Member]
Statement [Line Items]
Closing foreign exchange rate	19.735	20.664	18.555
Peruvian soles per US dollar [Member]
Statement [Line Items]
Closing foreign exchange rate	3.244		0.3030